December 22, 2016

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Invesco Senior Loan Fund (the "Trust")
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary Notice of Special Joint Meeting of Shareholders, proxy statement, and form of proxy card to be furnished to shareholders of the Trust in connection with a meeting of shareholders that is scheduled to be held on March 9, 2017.

Please direct questions or comments relating to this filing to me at (713) 214-7888.

Very truly yours,

/s/Peter A Davidson
Peter A. Davidson